Nature and Continuance of Operations	12 Months Ended
Dec. 31, 2018
Nature And Continuance Of Operations
Nature and Continuance of Operations

1.	NATURE AND CONTINUANCE OF OPERATIONS

Northern Dynasty Minerals Ltd. (the “Company”) is incorporated under the laws of the Province of British Columbia, Canada, and its principal business activity is the exploration of mineral properties. The Company is listed on the Toronto Stock Exchange (“TSX”) under the symbol “NDM” and on the NYSE American Exchange (“NYSE American”) under the symbol “NAK”. The Company’s corporate office is located at 1040 West Georgia Street, 15th floor, Vancouver, British Columbia.

The consolidated financial statements (“Financial Statements”) of the Company as at and for the year ended December 31, 2018, include financial information for the Company and its subsidiaries (note 2(d)) (together referred to as the “Group” and individually as “Group entities”). The Company is the ultimate parent. The Group’s core mineral property interest is the Pebble Copper-Gold-Molybdenum Project (the “Pebble Project”) located in Alaska, United States of America (“USA” or “US”). All US dollar amounts when presented are expressed in thousands, unless otherwise stated.

The Group is in the process of exploring and developing the Pebble Project and has not yet determined whether the Pebble Project contains mineral reserves that are economically recoverable. The Group’s continuing operations and the underlying value and recoverability of the amounts shown for the Group’s mineral property interests, is entirely dependent upon the existence of economically recoverable mineral reserves; the ability of the Group to obtain financing to complete the exploration and development of the Pebble Project; the Group obtaining the necessary permits to mine; and future profitable production or proceeds from the disposition of the Pebble Project.

During the year ended December 31, 2018, the company raised net proceeds of $8,192 from a private placement of special warrants (note 7(b)) and $2,656 from the exercise of share purchase options and warrants (notes 7(c)-(d))

As at December 31, 2018, the Group has $14,872 in cash and cash equivalents for its operating requirements. For the years ended December 31, 2018 and 2017, the Group incurred a net loss of $15,957 and $64,865, respectively, and had a deficit $486,913 as at December 31, 2018. In the current year, income relating to the non-refundable early option price installment was recognized on the termination of the framework agreement (note 3(a)). Subsequent to the reporting period, the Group completed a bought deal financing for gross proceeds of US$11,500 (note 15(c)) and a private placement for gross proceeds of $3,242 (US$2,412) (note15(d)). The Group has prioritized the allocation of its financial resources in order to meet key corporate and Pebble Project expenditure requirements in the near term. Additional financing will be required in order to progress any material expenditures at the Pebble Project and for working capital requirements. Additional financing may include any of or a combination of debt equity and/or contributions from possible new Pebble Project participants. There can be no assurances that the Group will be successful in obtaining additional financing. If the Group is unable to raise the necessary capital resources and generate sufficient cash flows to meet obligations as they come due, the Group may, at some point, consider reducing or curtailing its operations. As such, there is material uncertainty that raises substantial doubt about the Group’s ability to continue as a going concern.

The Group through the Pebble Partnership initiated federal and state permitting for the Pebble Project under the National Environmental Protection Act, by filing documentation for a Clean Water Act 404 permit with the US Army Corps of Engineers (“USACE”) in December 2017. The USACE published a draft Environmental Impact Statement (“DEIS”) in February 2019 and is facilitating a formal consultation and public comment process with respect to the DEIS from March 1 through May 30, 2019.